Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000,000
Previously Paid Amount
Total Fee Amount	765,500
Total Offset Amount	765,500
Net Fee	$ 0